Group statement of changes in equity - USD ($) $ in Millions		Total		Equity share capital [member]	Capital redemption reserve [member]	Shares held by employee share trusts [member]	Other reserves [member]	Fair value reserve [member]	Cash flow hedge reserves [member]	Currency translation reserve [member]	Retained earnings [member]	IHG shareholders' equity [member]	Non-controlling interests [member]
Beginning balance at Dec. 31, 2020		$ (1,849)		$ 156	$ 10	$ (1)	$ (2,875)	$ 11	$ (24)	$ 298	$ 568	$ (1,857)	$ 8
Profit (Loss) for the year		265	[1]								266	266	(1)
Items that may be subsequently reclassified to profit or loss:
Gains/(losses) on cash flow hedges		(69)							(69)			(69)
Gains/(losses) on net investment hedges		0
Costs of hedging		2							2			2
Hedging losses/(gains) reclassified to financial expenses		96							96			96
Exchange gains (losses) on retranslation of foreign operations		18								18		18
Total items that may be subsequently reclassified to profit or loss		47							29	18		47
Items that will not be reclassified to profit or loss:
Gains (Losses) on equity instruments classified as fair value through other comprehensive income		14						14				14
Re-measurement gains (losses) on defined benefit plans		7									7	7
Tax related to pension contributions		1									1	1
Total items that will not be reclassified to profit or loss		22						14			8	22
Total other comprehensive (loss)/ income for the year		69						14	29	18	8	69
Total comprehensive income (loss) for the year		334						14	29	18	274	335	(1)
Transfer of treasury shares to employee share trusts						(34)					34
Release of own shares by employee share trusts						13					(13)
Equity-settled share-based cost		39									39	39
Tax related to share schemes		2									2	2
Exchange adjustments				(2)			2
Ending balance at Dec. 31, 2021		(1,474)		154	10	(22)	(2,873)	25	5	316	904	(1,481)	7
Profit (Loss) for the year		376	[1],[2]								375	375	1
Items that may be subsequently reclassified to profit or loss:
Gains/(losses) on cash flow hedges		35	[2]						35			35
Gains/(losses) on net investment hedges	[3]	(6)	[2]							(6)		(6)
Costs of hedging		3	[2]						3			3
Hedging losses/(gains) reclassified to financial expenses		(43)	[2]						(43)			(43)
Exchange gains (losses) on retranslation of foreign operations	[3]	187	[2]							188		188	(1)
Total items that may be subsequently reclassified to profit or loss		176	[2]						(5)	182		177	(1)
Items that will not be reclassified to profit or loss:
Gains (Losses) on equity instruments classified as fair value through other comprehensive income		1	[2]					1				1
Re-measurement gains (losses) on defined benefit plans		15	[2]								15	15
Tax related to pension contributions	[2]	0
Total items that will not be reclassified to profit or loss		16	[2]					1			15	16
Total other comprehensive (loss)/ income for the year		192	[2]					1	(5)	182	15	193	(1)
Total comprehensive income (loss) for the year		568	[2]					1	(5)	182	390	568
Repurchase of shares, including transaction costs		(513)		(1)	1						(513)	(513)
Purchase of own shares by employee share trusts		(1)				(1)						(1)
Transfer of treasury shares to employee share trusts						(26)					26
Release of own shares by employee share trusts						12					(12)
Equity-settled share-based cost		44									44	44
Tax related to share schemes		1									1	1
Equity dividends paid		(233)									(233)	(233)
Exchange adjustments				(16)	(1)		17
Ending balance at Dec. 31, 2022		(1,608)	[4]	137	10	(37)	(2,856)	26		498	607	(1,615)	7
Profit (Loss) for the year		750									750	750
Items that may be subsequently reclassified to profit or loss:
Gains/(losses) on cash flow hedges		(30)							(30)			(30)
Gains/(losses) on net investment hedges		15								15		15
Costs of hedging		0
Hedging losses/(gains) reclassified to financial expenses		28							28			28
Exchange gains (losses) on retranslation of foreign operations		(137)								(137)		(137)
Total items that may be subsequently reclassified to profit or loss		(124)							(2)	(122)		(124)
Items that will not be reclassified to profit or loss:
Gains (Losses) on equity instruments classified as fair value through other comprehensive income		(3)						(3)				(3)
Re-measurement gains (losses) on defined benefit plans		(2)									(2)	(2)
Tax related to pension contributions		0
Total items that will not be reclassified to profit or loss		(5)						(3)			(2)	(5)
Total other comprehensive (loss)/ income for the year		(129)						(3)	(2)	(122)	(2)	(129)
Total comprehensive income (loss) for the year		621						(3)	(2)	(122)	748	621
Repurchase of shares, including transaction costs		(765)		(3)	3						(765)	(765)
Purchase of own shares by employee share trusts		(8)				(8)						(8)
Transfer of treasury shares to employee share trusts						(21)					21
Release of own shares by employee share trusts						32					(32)
Equity-settled share-based cost		51									51	51
Tax related to share schemes		11									11	11
Equity dividends paid		(248)									(245)	(245)	(3)
Exchange adjustments				7	1	(1)	(7)
Ending balance at Dec. 31, 2023		$ (1,946)		$ 141	$ 14	$ (35)	$ (2,863)	$ 23	$ (2)	$ 376	$ 396	$ (1,950)	$ 4

[1]	Re-presented for the adoption of IFRS 17 ‘Insurance Contracts’ and to combine System Fund revenues and reimbursables (see New accounting standards and other presentational changes).
[2]	In 2023, gains/(losses) on net investment hedges have been presented on a separate line. The 2022 amount was previously presented within ‘Exchange (losses)/gains on retranslation of foreign operations’.
[3]	‘Losses on net investment hedges’ previously presented within ‘Exchange gains on retranslation of foreign operations’.
[4]	Re-presented for the adoption of IFRS 17 ‘Insurance Contracts’ (see New accounting standards and other presentational changes).